Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables.
Trade receivables	$ 28,058	$ 287	$ 25,367
Interest receivable	1,325	993	2,338
Other receivables	8,838	5,698	3,880
Total trade and other current receivables	$ 38,221	$ 6,978	$ 31,585